Expense Example {- Fidelity® Growth Company Fund} - 11.30 Fidelity Growth Company Fund - Retail PRO-06 - Fidelity® Growth Company Fund - Fidelity Growth Company Fund-Retail Class	Jan. 29, 2021 USD ($)
Expense Example:
1 year	$ 85
3 years	265
5 years	460
10 years	$ 1,025